Investment property (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Disclosure of detailed information about investment property	The following table provides information about how the fair values of the investment properties are determined (in particular, the valuation techniques and inputs used).

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value/range	Relationship of unobservable inputs to fair value

Buildings and land	Level 3	Discounted cash flows	Discount rate	2023: 7.00% to 12.21% 2022: 7.50% to 12.24% 2021: 7.75% to 12.15%	The higher the discount rate, the lower the fair value.

			Exit cap rate	2023: 6.50% to 8.99% 2022: 6.50% to 8.99% 2021: 6.75% to 8.99%	The higher the exit cap rate, the lower the fair value.

			Long-term NOI	Based on contractual rent and then on market related rents	The higher the NOI, the higher the fair value.

			Inflation rates	Mexico: 3.6% to 4.25%, in 2023 3.4% to 5.0%, in 2022 3.55% to 4.15% in 2021 U.S.: 2.1% to 3.0%, in 2023 2.1% to 3.5% in 2022, 2.3% to 3.0% in 2021	The higher the inflation rate, the higher the fair value.

			Absorption period	12 months of average	The shorter the absorption period, the higher the fair value

			Market related rents	Depending on the park/state	The higher the market rent the higher the fair value

Land reserves	Level 3	Market comparable	Price per acre	Weighted average price per acre is $195,196 in 2023, $239,266 in 2022, $149,153 in 2021.	The higher the price, the higher the fair value.
The table below sets forth the aggregate values of the Entity’s investment properties for the years indicated:

	2023	2022	2021

Buildings and land	$3,167,770,000	$2,657,513,766	$2,167,895,680
Land improvements	16,277,544	7,562,174	7,975,906
Land reserves	138,380,000	208,910,000	133,859,180
	3,322,427,544	2,873,985,940	2,309,730,766
Less: Cost to conclude construction in-progress	(110,263,380)	(135,520,664)	(46,559,825)

Balance at end of year	$3,212,164,164	$2,738,465,276	$2,263,170,941
The reconciliation of investment property is as follows:

	2023	2022	2021

Balance at beginning of year	$2,738,465,276	$2,263,170,941	$2,103,214,762
Additions	259,757,058	292,349,582	109,032,511
Foreign currency translation effect	13,001,109	7,196,797	(3,742,001)
Disposal of investment property	(42,519,100)	(9,743,562)	(109,984,290)
Gain on revaluation of investment property	243,459,821	185,491,518	164,649,959

Balance at end of year	$3,212,164,164	$2,738,465,276	$2,263,170,941

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets	An increase/decrease in discount rates and exit cap rate will decrease/increase the building and land valuation as of December 31, 2023, 2022 and 2021:

	December 31, 2023
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$14,622,874	$15,652,178	$36,530,020

	December 31, 2022
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$12,177,562	$20,763,362	$21,538,398

	December 31, 2021
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$15,072,887	$15,978,900	$29,857,968